BRANDON J. CAGE

Pacific Life Insurance Company

Assistant Vice President

Managing Associate General Counsel

Office of General Counsel

Phone: 949-219-3943

Fax: 949-219-3706

Brandon.Cage@pacificlife.com

August 26, 2022

Ms. Yoon Choo

Senior Counsel

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:                           Registration Statement for Pacific Life Retirement Growth and Income Annuity Contract (File No. 333-265390) funded by Separate Account A (File No. 811-08946) of Pacific Life Insurance Company

Ms. Choo:

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Pre-Effective Amendment No. 1 to the above referenced Registration Statement on Form N-4. The enclosed relates to an annuity contract, designated as Pacific Life Retirement Growth and Income Annuity, which is funded by the Separate Account.

The primary purpose of this filing is to incorporate Staff comments dated August 1, 2022, and other changes.

If you have any questions or comments with respect to this filing, please contact me at the number listed above. Thank you.

Sincerely,

/s/ Brandon J. Cage

Brandon J. Cage